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Securities and Exchange Commission

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Washington, D.C. 20549

Re:	SCM Trust

File Nos. 333-176060 and 811-05617

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, these materials provide, in interactive data format using the eXtensible Business Reporting Language (XBRL), information related to the Shelton Tactical Credit Fund prospectus for the Fund dated November 13, 2017.

Sincerely,

/s/ Gregory T. Pusch
Gregory T. Pusch
CCO and General Counsel